Shareholders’ equity (Details Narrative)				1 Months Ended	6 Months Ended
	Dec. 09, 2022 shares	Dec. 09, 2022 shares	Feb. 11, 2021 CNY (¥) shares	Aug. 21, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Feb. 11, 2021 $ / shares	May 04, 2018 $ / shares shares
Class of Stock [Line Items]
Common Stock, Shares Authorized					200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.001	$ 0.001
Ordinary shares description					RESOLVED, as an ordinary resolution, that the authorized share capital of the Company be amended from USD50,000 divided into 50,000,000 ordinary shares of par value USD0.001 each into USD200,000 divided into 200,000,000 ordinary shares of par value USD0.001 each;
Number of shares issued			4,600,000
Voting description			Each Unit consists of one ordinary share, par value $0.001 per share (“Share”), one warrant (“Warrant”) entitling its holder to purchase one-half of one Share at a price of $11.50 per Share, and one right to receive one-tenth (1/10) of one Share upon the consummation of the Company’s initial business combination.
Number of ordinary shares reddemed		2,493,755
Number of shares converted		482,500
Ordinary stock, shares issued					43,856,706	43,856,706
Ordinary stock, shares outstanding					43,856,706
Preferred stock, par value | $ / shares					$ 0.001	$ 0.001
Paid-in-capital and statutory reserve | $					$ 28,900,650
Public Warrants [Member]
Class of Stock [Line Items]
Warrants Outstanding					4,600,000
Private Warrants [Member]
Class of Stock [Line Items]
Warrants Outstanding					225,000
IPO [Member]
Class of Stock [Line Items]
Number of shares issued			4,000,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares issued			600,000
Sponsor [Member]
Class of Stock [Line Items]
Number of shares purchased				1,150,000
Value of shares purchased | ¥				¥ 25,000
Sponsor [Member] | IPO [Member]
Class of Stock [Line Items]
Number of shares issued			225,000
Share Price | $ / shares							$ 10.00
Value of shares issued | ¥			¥ 2,250,000
Ladenburg Thalmann Co [Member]
Class of Stock [Line Items]
Number of shares issued			75,000
Value of shares issued | ¥			¥ 75
VIYI Shareholders [Member] | IPO [Member]
Class of Stock [Line Items]
Number of shares issued	39,603,961
Joyous J D Limited [Member]
Class of Stock [Line Items]
Number of shares issued		214,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized								50,000,000
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.001